UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      3/31/2007

Check here if Amendment [      ];                 Amendment Number _____
      This Amenment (Check only one)             [  ] is a restatement.
                                                 [  ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:        Union Heritage Capital Management
Address:     500 Griswold St., Ste. 2850
             Detroit, MI  48226

Form 13F File Number:              28-06379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:
Title:
Phone:

Signature, Place, and Date of Signing



------------------------            ----------------        -------------------
     [Signature]                     [City, State]              [Date]

Report Type   (Check only one.):

[ X ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report
[   ]  13F Holdings Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[   ]  13F Combination Report. (Check here if portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:


Form 13F Information Table Value Total        142,160,862
                                              (THOUSANDS)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]



                        Title of    Value          Share                   Market         Investment       Other     Voting
Name of Issuer           Class      CUSIP          Price      Shares       Value          Discretion      Managers  Authority
-----------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES      Common   002824100       55.80       47500      2,650,500      Discretionary      None      Shared
ALLIANT TECHSYSTEMS      Common   018804104       87.92       28075      2,468,354      Discretionary      None      Shared
AMBAC                    Common   023139108       86.39       20500      1,770,995      Discretionary      None      Shared
AMERICAN EXPRESS         Common   025816109       56.40       56200      3,169,680      Discretionary      None      Shared
AMERIPRISE               Common   03076C106       57.14        3500        199,990      Discretionary      None      Shared
AMETEK                   Common   031100100       34.54       54000      1,865,160      Discretionary      None      Shared
AMGEN                    Common   031162100       55.88        8550        477,774      Discretionary      None      Shared
AMPHENOL CORP            Common   032095101       64.57       36850      2,379,405      Discretionary      None      Shared
ANHEUSER BUSCH           Common   035229103       50.46       12600        635,796      Discretionary      None      Shared
APOLLO GROUP             Common   037604105       43.90       45900      2,015,010      Discretionary      None      Shared
AUTOZONE                 Common   053332102      128.14       18600      2,383,404      Discretionary      None      Shared
AVON PRODUCTS            Common   054303102       37.26       25800        961,308      Discretionary      None      Shared
BANK OF AMERICA          Common   060505104       51.02      124374      6,345,561      Discretionary      None      Shared
BARR PHARMACEUTICALS     Common   068306109       46.35       63925      2,962,924      Discretionary      None      Shared
BECKMAN COULTER          Common   075811109       63.89        4000        255,560      Discretionary      None      Shared
BED BATH & BEYOND        Common   075896100       40.17       80200      3,221,634      Discretionary      None      Shared
BLACK & DECKER           Common   091797100       81.62       29800      2,432,276      Discretionary      None      Shared
BROWN & BROWN            Common   115236101       27.05        9500        256,975      Discretionary      None      Shared
CAPITAL ONE FINANCIAL    Common   14040H105       75.46       10379        783,199      Discretionary      None      Shared
CATALINA MARKETING       Common   148867104       31.58       26200        827,396      Discretionary      None      Shared
CLARCOR INC              Common   179895107       31.80       42600      1,354,680      Discretionary      None      Shared
CONOCO PHILLIPS          Common   20825C104       68.35       47800      3,267,130      Discretionary      None      Shared
DELL INC                 Common   24702R101       23.21       87700      2,035,517      Discretionary      None      Shared
DENTSPLY INTERNATIONAL   Common   249030107       32.75       45500      1,490,125      Discretionary      None      Shared
EATON                    Common   278058102       83.56        9200        768,752      Discretionary      None      Shared
EATON VANCE CORP COM N   Common   278265103       35.64       85500      3,047,220      Discretionary      None      Shared
ELI LILLY & CO           Common   532457108       53.71       16800        902,328      Discretionary      None      Shared
EQUIFAX                  Common   294429105       36.45       16000        583,200      Discretionary      None      Shared
EXPEDITORS INTL          Common   302130109       41.32      109400      4,520,408      Discretionary      None      Shared
EXXON MOBIL              Common   30231G102       75.45       60500      4,564,725      Discretionary      None      Shared
FEDERATED INVESTORS IN   Common   314211103       36.72       55700      2,045,304      Discretionary      None      Shared
FIRST AMERICAN CORPORA   Common   318522307       50.72       88400      4,483,648      Discretionary      None      Shared
GALLAGHER  ARTHUR  J.    Common   363576109       28.33       47750      1,352,758      Discretionary      None      Shared
GARMIN                   Common   G37260109       54.15        2000        108,300      Discretionary      None      Shared
GENERAL DYNAMICS         Common   369550108       76.40       30800      2,353,120      Discretionary      None      Shared
GENERAL MILLS            Common   370334104       58.22        6800        395,896      Discretionary      None      Shared
GRACO INC                Common   384109104       39.16      112200      4,393,752      Discretionary      None      Shared
HARLEY-DAVIDSON INC      Common   412822108       58.75       13600        799,000      Discretionary      None      Shared
IMS HEALTH               Common   449934108       29.66       30800        913,528      Discretionary      None      Shared
JOHNSON & JOHNSON        Common   478160104       60.26       59600      3,591,496      Discretionary      None      Shared
JOHNSON CONTROLS         Common   478366107       94.62       29200      2,762,904      Discretionary      None      Shared
KB HOME                  Common   48666K109       42.67        3500        149,345      Discretionary      None      Shared
KELLOGG                  Common   487836108       51.43       44300      2,278,349      Discretionary      None      Shared
KIMBERLY-CLARK           Common   494368103       68.49       53450      3,660,791      Discretionary      None      Shared
LENNAR CORP COM          Common   526057104       42.21       27100      1,143,891      Discretionary      None      Shared
MCCORMICK                Common   579780206       38.52        4950        190,674      Discretionary      None      Shared
MCGRAW-HILL              Common   580645109       62.88       30900      1,942,992      Discretionary      None      Shared
MEDTRONIC                Common   585055106       49.06       80600      3,954,236      Discretionary      None      Shared
METTLER TOLEDO INTL      Common   592688105       89.57       17300      1,549,561      Discretionary      None      Shared
MICROSOFT CORP           Common   594918104       27.87      157700      4,395,099      Discretionary      None      Shared
NATIONAL CITY CORP       Common   635405103       37.25       74500      2,775,125      Discretionary      None      Shared
NOVARTIS AG              Common   66987V109       54.63       30500      1,666,215      Discretionary      None      Shared
OCCIDENTAL PETROLEUM     Common   674599105       49.31       77900      3,841,249      Discretionary      None      Shared
ORACLE                   Common   68389X105       18.13      240150      4,353,920      Discretionary      None      Shared
PATTERSON COMPANIES IN   Common   703395103       35.49       34700      1,231,503      Discretionary      None      Shared
PEPSI CO                 Common   713448108       63.56       68550      4,357,038      Discretionary      None      Shared
PLAINS EXPL'N & PROD     Common   726505100       45.14        8000        361,120      Discretionary      None      Shared
PROCTER & GAMBLE         Common   742718109       63.16       69825      4,410,147      Discretionary      None      Shared
SEI INVESTMENT           Common   784117103       60.23        7100        427,633      Discretionary      None      Shared
UNITED TECHNOLOGIES      Common   913017109       65.00       32500      2,112,500      Discretionary      None      Shared
VARIAN MEDICAL SYS       Common   92220P105       47.69       37000      1,764,530      Discretionary      None      Shared
WAL-MART STORES INC      Common   931142103       46.95       62300      2,924,985      Discretionary      None      Shared
WASHINGTON MUTUAL        Common   939322103       40.38        8851        357,403      Discretionary      None      Shared
WATERS                   Common   941848103       58.00       33725      1,956,050      Discretionary      None      Shared
WELLS FARGO & CO         Common   949746101       34.43      128000      4,407,040      Discretionary      None      Shared
WESTERN UNION            Common   959802109       21.95       78100      1,714,295      Discretionary      None      Shared
XTO ENERGY               Common   98385X106       54.81        8000        438,480      Discretionary      None      Shared


                                                          3,123,804    142,160,862